Fair Value (Losses (Gains) Recorded As A Result Of Nonrecurring Changes In Fair Value) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	¥ 118,681	¥ 120,559
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	4,113	2,387
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	58,660	92,438
Loans [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	106	380
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	58,554	92,058
Premises And Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	13,899	5,536
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	312	3,378
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	7,792
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	33,905	16,820
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	32,824	14,635
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	¥ 1,081	¥ 2,185